SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-22260

RMR MORTGAGE TRUST

(Name of Registrant)

Two Newton Place

255 Washington Street, Suite 300

Newton, Massachusetts 02458

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 332-9530

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)                                 Title of the class of securities of RMR Mortgage Trust (the “Fund”) to be redeemed:

Auction Preferred Shares, Series M, par value $.0001 per share, liquidation preference $25,000 per share plus an amount equal to accumulated but unpaid distributions thereon (whether or not earned or declared) (CUSIP #74965J304) (“Series M”).

Auction Preferred Shares, Series T, par value $.0001 per share, liquidation preference $25,000 per share plus an amount equal to accumulated but unpaid distributions thereon (whether or not earned or declared) (CUSIP #74965J403) (“Series T”).

Auction Preferred Shares, Series W, par value $.0001 per share, liquidation preference $25,000 per share plus an amount equal to accumulated but unpaid distributions thereon (whether or not earned or declared) (CUSIP #74965J502) (“Series W”).

Auction Preferred Shares, Series Th, par value $.0001 per share, liquidation preference $25,000 per share plus an amount equal to accumulated but unpaid distributions thereon (whether or not earned or declared) (CUSIP #74965J601) (“Series Th”).

Auction Preferred Shares, Series F, par value $.0001 per share, liquidation preference $25,000 per share plus an amount equal to accumulated but unpaid distributions thereon (whether or not earned or declared) (CUSIP #74965J205) (“Series F”).

Series M, Series T, Series W, Series Th and Series F are collectively referred to herein as the “Auction Preferred Shares.”

(2)           The date on which the securities are to be called or redeemed:

The Auction Preferred Shares will be redeemed on the following dates (each, a “Redemption Date”):

Series	Redemption Date
Series M	November 6, 2020
Series T	November 2, 2020
Series W	November 3, 2020
Series Th	November 4, 2020
Series F	November 5, 2020

(3)                                 The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Auction Preferred Shares are to be redeemed pursuant to and in accordance with Article X, Part I, Sections K(a) and (K)(c) of the Fund’s Bylaws, a form of which was filed with the Securities and Exchange Commission on May 31, 2017 as an exhibit to the Fund’s Registration Statement on Form N-2.

(4)                                 The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem all of its outstanding Auction Preferred Shares, as set forth below:

Series	Number of Shares	Aggregate Principal Amount to Be Redeemed
Series M	64	$1,600,000
Series T	438	$10,950,000
Series W	47	$1,175,000
Series Th	91	$2,275,000
Series F	27	$675,000

For each series of Auction Preferred Shares, holders of the Auction Preferred Shares will receive the liquidation preference of $25,000 per share, plus an amount equal to accumulated but unpaid distributions (whether or not earned or declared) to (but not including) the applicable Redemption Date (the “Redemption Price”).

All Auction Preferred Shares are held in book-entry form through the Depository Trust Company (“DTC”), and such shares being redeemed will be redeemed in accordance with the procedures of DTC.  Payment by the Fund of the applicable Redemption Price will be made to BNY Mellon, as paying agent for this redemption.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notification of Redemption of Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newton, and the Commonwealth of Massachusetts, on the 2nd day of October, 2020.

RMR Mortgage Trust

/s/ Fernando Diaz
By:	Fernando Diaz
Title:	President